Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic and Foreign Components of Income (Loss) Before Income Taxes

The following are the domestic and foreign components of the Company’s income (loss) before income taxes (in thousands):

	Year Ended December 31,
	2014	2015	2016
Domestic	$(1,226)	$29,224	$45,904
International	283	631	(2,070)

Income (loss) before income taxes	$(943)	$29,855	$43,834

Components of Provision for (Benefit from) Income Taxes

The following are the components of the provision for (benefit from) income taxes (in thousands):

	Year Ended December 31,
	2014	2015	2016
Current:
Federal	$321	$11,123	$18,300
State and local	167	2,325	5,595
Foreign	73	140	64

Total current provision	561	13,588	23,959

Deferred:
Federal	(827)	197	(68)
State and local	(682)	141	(539)

Total deferred (benefit) provision	(1,509)	338	(607)

Total provision for (benefit from) income taxes	$(948)	$13,926	$23,352

Reconciliation of Statutory Tax Rate to Effective Tax Rate

A reconciliation of the statutory tax rate to the effective tax rate for the periods presented is as follows:

	Year Ended December 31,
	2014	2015	2016
U.S. federal statutory income tax rate	34.0%	35.0%	35.0%
State and local income taxes, net of federal benefit	8.5	5.4	7.5
Foreign income at other than U.S. rates	2.0	(0.3)	1.1
Stock-based compensation expense	(163.8)	0.4	3.8
Meals and entertainment	(5.5)	0.2	0.3
Change in preferred stock warrant liabilities	(20.1)	7.0	7.6
Research and development credit	20.6	(1.0)	(3.1)
Other permanent items	(3.4)	(0.1)	0.4
Change in valuation allowance	228.2	—	0.7

Effective income tax rate	100.5%	46.6%	53.3%

Tax Effects of Temporary Differences that Give Rise to a Significant Portion of Deferred Tax Assets and Deferred Tax Liabilities

Set forth below are the tax effects of temporary differences that give rise to a significant portion of the deferred tax assets and deferred tax liabilities (in thousands).

	As of December 31,
	2015	2016
Deferred tax assets (liabilities):
Reserves and allowances	$919	$1,774
Accrued expenses	2,093	2,651
Net operating losses	55	326
Other	238	1,166
Prepaid expenses	(244)	(484)
Property and equipment	(1,226)	(2,254)
Capitalized software development costs	(664)	(1,075)
Valuation allowance	—	(326)

Total deferred tax assets, net	$1,171	$1,778

Reconciliation of Beginning and Ending Amounts of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of gross unrecognized tax benefits is as follows (in thousands):

Year Ended
December 31, 2016
Beginning balance	$—
Increases related to current year tax positions	605
Increases related to prior year tax positions	402

Ending balance	$1,007